First Trust Managed Municipal Fund Investment Objectives and Goals - First Trust Managed Municipal Fund	Oct. 31, 2025
Prospectus [Line Items]
Risk/Return [Heading]	First Trust Managed Municipal Fund
Objective [Heading]	Investment Objectives
Objective, Primary [Text Block]	The First Trust Managed Municipal Fund’s (the “Fund”) primary investment objective is to generate current income that is exempt from federal income taxes and its secondary objective is long term capital appreciation.